RELATED PARTY TRANSACTIONS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended									1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Focus Systems	Mar. 31, 2012 Focus Systems	Mar. 31, 2011 Focus Systems	Mar. 31, 2013 Focus Systems Chairman	Mar. 31, 2012 Focus Systems Chairman	Mar. 31, 2011 Focus Systems Chairman	Jan. 31, 2011 UBIC board member	Mar. 31, 2011 UBIC board member
RELATED PARTY TRANSACTIONS
Ownership percentage				9.30%	11.50%						10.30%
Account Balances:
Trade receivables	¥ 3,991	¥ 2,833		¥ 3,991	¥ 2,833
Advance received				15,437	15,720
Trade payables	861	5,284		861	5,284
Accrued expenses	174,141	116,442		80	323
Transactions:
Revenue	20,936	27,862	40,764	20,936	27,862	40,764
Cost of revenue (maintenance costs)	1,845,236	1,600,425	966,352		323
Selling, general and administrative expenses (outsourcing costs, storage fee, etc.)						19,537
Dividends received				4,500	4,500
Capitalized computer software					5,544
Amount paid for rendering certain advisory services							6,000	6,000	6,000
Amount paid by related party as exercise price										¥ 11,500